Line of Credit	3 Months Ended
Mar. 31, 2022
Line of Credit Facility [Abstract]
Line of Credit

Note 8 – Line of Credit

As of March 31, 2022, the Company had four lines of credit with a maximum borrowing amount of $400,000 with interest ranging from 5.5% to 11.5%. As of March 31, 2022, December 31, 2021 and 2020, the amounts outstanding under these lines of credit were $305,427, $285,474 and $209,143, respectively.